PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of Prepayment and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Government authorities	$ 705	$ 929
Prepaid expenses	1,357	859
Deferred contract costs	1,481	4,810
Other receivables	1,237	109
Total	$ 4,780	$ 6,707